EQUITY ISSUANCES	6 Months Ended	12 Months Ended
	Aug. 31, 2016	Feb. 29, 2016
Equity [Abstract]
EQUITY ISSUANCES

Common stock financing – the 2016 Unit Private Placement

During the six months ended August 31, 2016, the Company entered into a subscription agreement pursuant to a private placement (the “2016 Unit Private Placement”) with a number of accredited investors pursuant to which the Company issued units for an offering price of $10,000 per unit, with each unit consisting of (i) 5,000 shares of its common stock, and (ii) five-year warrants (the “Warrants”) to purchase 2,500 shares of common stock (the “Warrant Shares”), at an exercise price of $3.00 per share.

First Closing of the 2016 Unit Private Placement

On May 26, 2016, the Company issued an aggregate of 20 units consisting of an aggregate of 100,000 shares of common stock and 50,000 Warrants for an aggregate purchase price of $200,000. After deducting placement agent fees and other offering expenses, including legal expenses, net proceeds amounted to approximately $126,000. Additionally, the Company issued an aggregate of 10,000 placement agent warrants in substantially the same form as the Warrants.

Second and Final Closing of the 2016 Unit Private Placement

On June 8, 2016, the Company issued an aggregate of 29.5 units consisting of an aggregate of 147,500 shares of common stock and 73,750 Warrants for an aggregate purchase price of $295,000. After deducting placement agent fees and other offering expenses, the Company received net proceeds of approximately $264,000. Additionally, the Company issued an aggregate of 14,750 placement agent warrants in substantially the same form as the Warrants.

Registration Rights Agreement

Pursuant to a registration rights agreement entered into by the parties, the Company agreed to file a registration statement with the SEC providing for the resale of the shares of common stock and the shares of common stock underlying the Warrants issued pursuant to the 2016 Unit Private Placement on or before the date which is forty-five (45) days after the date of the final closing of the 2016 Unit Private Placement.  The Company will use its commercially reasonable efforts to cause the registration statement to become effective within one hundred fifty (150) days from the filing date. The Company has received a waiver from a majority of the 2016 Unit Private Placement investors extending the filing date of the registration statement to no later than November 21, 2016.

Most Favored Nation Exchange – the MFN Exchange

On July 12, 2016, the Company and one Series B Preferred Stock shareholder (the “Exchange Purchaser”) entered into an exchange agreement effective July 1, 2016 (the “Exchange Agreement”) whereby the Exchange Purchaser elected to exercise their Most Favored Nation exchange right into the securities offered pursuant to the 2016 Unit Private Placement (the “MFN Exchange”). Accordingly, the Exchange Purchaser tendered all of their 19.4837 shares of Series B Preferred Stock and $2,143 of accrued and unpaid dividends for an aggregate exchange amount of $109,304, plus 9,000 Series A Warrants with an exercise price of $10.50 per share originally issued in connection with the Series B Private Placement for an aggregate of 54,652 shares of common stock and warrants to purchase 27,326 shares of common stock at an exercise price of $3.00 per share. Additionally, the parties entered into a joinder agreement, and the Exchange Purchaser was granted all rights and benefits under the 2016 Unit Private Placement financing agreements.

The Company analyzed and determined that the MFN Exchange is a contingent beneficial conversion feature that should be recognized upon the occurrence of the contingent event based on its intrinsic value at the commitment date. Since the Company had fully recognized all allocated proceeds of the Series B Preferred Stock in previously recognized beneficial conversion features, no beneficial conversion was recognized upon the exchange of the Series B Preferred Stock in the MFN Exchange.

For the three and six months ended August 31, 2016, the Company has recorded a non-cash deemed dividend to Additional Paid-in Capital of $29,311 in connection with the MFN Exchange equal to the excess fair value of the warrants received over the fair value of the Series A Warrants.

Common stock financing – Additional Unit Private Placement

First Closing of the Additional Unit Private Placement

On August 31, 2016, the Company entered into a subscription agreement pursuant to a private placement (the “Additional Unit Private Placement”) with an accredited investor pursuant to which the Company issued an aggregate of 8.75 units consisting of an aggregate of 43,750 shares of common stock at an effective price of $2.00 per share (the “Effective Price”) and five-year warrants to purchase 21,875 shares of common stock at a purchase price of $3.00 per share (the “Warrants”) for an aggregate purchase price of $87,500. After deducting placement agent fees and other offering expenses, including legal expenses, net proceeds amounted to approximately $73,000. Additionally, the Company issued an aggregate of 438 placement agent warrants in substantially the same form as the Warrants.

Pursuant to the subscription agreement, for a period of one hundred eighty (180) days following the final closing of the Additional Unit Private Placement, the investors shall have “full-ratchet” anti-dilution price protection (the “Price Protection”) based on certain issuances by the Company of common stock or securities convertible into shares of common stock at an effective price per share less than the Effective Price (a "Down-round Issuance"), whereby the Company would be required to issue the investors additional shares of common stock and Warrants.

Accounting for the Price Protection Provision

The Company analyzed the Price Protection provision for embedded derivatives that require bifurcation. The Company evaluated the Price Protection provision for both the issuance of additional shares of common stock and additional Warrants in connection with a Down-round Issuance in accordance with ASC 480 and ASC 815. In connection with the potential issuance of additional shares of common stock, the Company concluded that since the embedded down-round feature is within the equity host contract, the embedded Price Protection provision would be considered clearly and closely related to the equity host under ASC 815-15-25-1(a) and that the Price Protection provision should not be bifurcated. In connection with the potential issuance of additional Warrants, the Company concluded that the freestanding Warrants are not indexed to the Company’s common stock within the scope of ASC 815-40 and therefore was initially bifurcated and measured at fair value and recorded as a derivative liability in the Condensed Consolidated Balance Sheet.  The derivative liability will be measured at fair value on an ongoing basis, with changes in fair value recognized in the statement of operations.

Issuances of common stock for services

During the six months ended August 31, 2015, the Company issued an aggregate of 28,001 shares of common stock to consultants for services that vested immediately and 6,667 shares of common stock to a consultant for services that vest over 6 months.  The weighted average fair value of these shares of common stock amounted to $4.96. During the six months ended August 31, 2015, the Company recognized approximately $208,000 into general and administrative expense.

During the six months ended August 31, 2016, the Company issued an aggregate of 25,000 shares of common stock to a consultant for services that vested over a two-month term and to settle $32,000 of accounts payable. The fair value of the shares amounted to $46,250 on the grant date, of which $14,250 was recognized into general and administrative expense during the six months ended August 31, 2016.

Settlement

On April 1, 2015, the Company entered into a settlement agreement to settle a dispute with two affiliated security holders in which the Company paid $150,000, in exchange for the cancellation of all Company securities held by such parties, which included an aggregate of 10,728 shares of common stock, 1,667 common stock purchase warrants with an exercise price of $31.50 and 5,001 common stock purchase warrants with an exercise price of $22.50 Additionally, the Company reimbursed $3,000 of legal expenses to the two affiliated security holders. The Company recorded the fair value of the instruments as a reduction of equity as equity instruments were cancelled and recognized a settlement expense of $38,437 for the excess of the amount paid over the fair value of the cancelled equity instruments.

Series B preferred stock financing – the Series B Private Placement

The Company entered into an amended and restated securities purchase agreement (the “A&R Series B Purchase Agreement”) on March 27, 2015 and March 31, 2015 with a number of new and existing accredited investors (collectively, the “Series B Investors”) pursuant to which it sold $2,130,750 of Series B Preferred Stock convertible into common stock at $8.25 per share in a private placement (the “Series B Private Placement”).  In addition, pursuant to the A&R Series B Purchase Agreement, the Company issued series A warrants (the “Series A Warrants”) to purchase up to 193,708 shares of common stock at an initial exercise price per share of $20.50 to the Series B Investors. The Series A Warrants expire on March 31, 2020.

Pursuant to the closings of the Series B Private Placement in March 2015, the Company issued 387.4088 shares of Series B Preferred Stock convertible into 3,874,088 shares of common stock and Series A Warrants to purchase 193,708 shares of common stock for an aggregate purchase price of $2,130,750, of which $18,000 represents the exchange of stock-based compensation to a consultant that was to be settled in shares of common stock and was settled in Series B Preferred Stock and Series A Warrants. As a result of the exchange, the Company recorded an additional $12,695 of stock-based compensation.

In connection with the March 2015 closings of the Series B Private Placement, the placement agents were paid a total cash fee of $147,451 including expense allowances and reimbursements, and were issued an aggregate of 20,668 Series A Warrants. On the grant dates, the fair value of the placement agent warrants amounted to $158,441 and was recorded as a stock issuance cost. Net proceeds amounted to $1,945,244 after deducting offering expenses to be paid in cash, including the placement agent fees and legal fees and other expenses.

Accounting for the Series B Preferred Stock

The Company determined the Series B Preferred Stock should be classified as equity as it is not mandatorily redeemable, and there are no unconditional obligations in that the Company must or may settle in a variable number of its equity shares.

Because the Series B Preferred Stock contain certain embedded features that could affect the ultimate settlement of the Series B Preferred Stock, the Company analyzed the instrument for embedded derivatives that require bifurcation. The Company’s analysis began with determining whether the Series B Preferred Stock is more akin to equity or debt.  The Company evaluated the following criteria/features in this determination: redemption, voting rights, collateral requirements, covenant provisions, creditor and liquidation rights, dividends, conversion rights and exchange rights. The Company determined that the preponderance of evidence suggests the Series B Preferred Stock was more akin to equity than to debt when evaluating the economic characteristics and risks of the entire Series B Preferred Stock, including the embedded features. The Company then evaluated the embedded features to determine whether their economic characteristics and risks were clearly and closely related to the economic characteristics and risks of the Series B Preferred Stock. Since, the Series B Preferred Stock was determined to be more akin to equity than debt, and the underlying that causes the value of the embedded features to fluctuate would be the value of the Company’s common stock, the embedded features were considered clearly and closely related to the Series B Preferred Stock. As a result, the embedded features would not need to be bifurcated from the Series B Preferred Stock.

Any contingent beneficial conversion features will be recognized upon the occurrence of the contingent events based on its intrinsic value at the commitment date.

Accounting for the Series A Warrants

The Company concluded the freestanding Series A Warrants were indexed to the Company’s common stock and should be classified in stockholder’s equity, based on their relative fair value.

Allocation of Proceeds of the Series B Private Placement on March 27 and 31, 2015

The $2,130,750 proceeds from the Series B Private Placement on March 27 and 31, 2015 were allocated to the Series B Preferred Stock and Series A Warrant instruments based on their relative fair values.

The Series B Preferred Stock was valued on an as-if-converted basis based on the underlying common stock.  The Series A Warrants were valued using the Black-Scholes model with the following weighted-average input at the time of issuance: expected term of 5.0 years based on their contractual life, volatility of 125% based on the Company’s historical volatility and risk free rate of 1.4% based on the rate of the 5-years U.S. treasury bill.

After allocation of the proceeds, the effective conversion price of the Series B Preferred Stock was determined to be beneficial and, as a result, the Company recorded a non-cash deemed dividend of $1,067,491 equal to the intrinsic value of the beneficial conversion feature since the Series B Preferred Stock was immediately convertible.

Deemed Dividend due to Conversion Price Adjustment

During the six months ended August 31, 2016, as a result of the adjustment of the Series B Conversion Price from $8.25 to $2.00 per share due to the 2016 Unit Private Placement, the Company recorded a non-cash deemed dividend, amounting to $708,303 (the “Deemed Dividend due to Conversion Price Adjustment”).  The expense was measured at the intrinsic value of the beneficial conversion feature for each issuance of Series B Preferred Stock in the Series B Private Placement and was limited to the amount of Series B Preferred Stock allocated proceeds less previously recognized beneficial conversion features.

The Series B Registration Rights Agreement

In connection with the closing of the Series B Private Placement, the Company entered into an amended and restated registration rights agreement (the “A&R Series B Registration Rights Agreement”) with the Series B Investors, in which the Company agreed to file a registration statement (the “Registration Statement”) with the Securities and Exchange Commission ("SEC") to register for resale the shares of common stock underlying the Series B Preferred Stock, the Series A Warrants and the Series B Warrants within 30 calendar days of the final closing date of March 31, 2015 (the “Filing Date”), and to have the registration statement declared effective within 120 calendar days of the Filing Date.

If the Registration Statement has not been filed with the SEC on or before the Filing Date, the Company shall, on the business day immediately following the Filing Date, and each 15th day thereafter, make a payment to the Series B Investors as partial liquidated damages for such delay (together, the “Late Registration Payments”) equal to 2.0% of the purchase price paid for the Series B Preferred Stock then owned by the Series B Investors for the initial 15 day period and 1.0% of the purchase price for each subsequent 15 day period until the Registration Statement is filed with the SEC.  Late Registration Payments will be prorated on a daily basis during each 15-day period and will be paid to the Series B Investors by wire transfer or check within five business days after the end of each 15-day period following the Filing Date.

The Company filed the Registration Statement on Form S-1 with the SEC on April 10, 2015, and as a result no penalty was incurred.

Issuances of common stock for services

During the year ended February 28, 2015, the Company issued 20,001 and 31,500 shares of common stock to consultants and members of its Board, respectively, that vested immediately, 12,987 shares of common stock to members of its Board that vested one year after issuance and 1,334 shares of common stock to a member of management that will vest upon the Company’s common stock being listed on a national stock exchange such as NASDAQ, New York Stock Exchange or NYSE MKT.  The weighted average fair value of these shares of common stock amounted to $13.78 per share.

During the year ended February 28, 2015, the Company entered into an agreement with a consultant, whereby it shall pay $6,000 per month in immediately vested shares of the Company’s common stock, with the number of shares to be determined based on the closing price on the last trading date of each month. Under the agreement, the Company issued 3,837 shares of common stock. The fair value of the shares amounted to $31,076 on the issuance date, of which $30,000 was in general and administrative expenses and $1,076 was recorded in other expenses. As of February 28, 2015, the Company was obligated to issue shares for equivalent amount of $12,000.

During the year ended February 28, 2015, the Company modified the vesting term of 16,668 shares of common stock previously issued to certain members of its Board, resulting in the shares being fully vested upon modification. As a result of the modification, the Company recognized a compensation charge of $192,500 equal to the fair value of these shares on the date of modification.

During the year ended February 29, 2016, the Company issued an aggregate of 28,001 shares of common stock to consultants for services that vested immediately and 6,667 shares of common stock to a consultant for services that vested over 6 months. The weighted average fair value of these shares of common stock amounted to $4.96.

During the year ended February 29, 2016, the Company terminated a contract with a consultant whereby the consultant returned an aggregate of 4,222 shares of common stock previously issued to the consultant and the Company reduced stock-based expense in the amount of $22,164.

During the year ended February 29, 2016 and February 28, 2015, the Company recognized $220,547 and $746,208, respectively, of share-based compensation related to common stock issued for services, all of which was recognized into general and administrative expense.

Settlement

During the year ended February 29, 2016, the Company entered into a settlement agreement to settle a dispute with two affiliated security holders in which the Company paid $150,000, in exchange for the cancellation of all Company securities held by such parties, which included an aggregate of 10,728 shares of common stock, 1,667 common stock purchase warrants with an exercise price of $31.50 and 5,001 common stock purchase warrants with an exercise price of $22.50. Additionally, the Company reimbursed $3,000 of legal expenses to the two affiliated security holders. The Company recorded the fair value of the instruments as a reduction of equity as equity instruments were cancelled and recognized a settlement expense of $39,097 for the excess of the amount paid over the fair value of the cancelled equity instruments.

Purchase agreement with Lincoln Park Capital Fund, LLC

During the year ended February 28, 2015, the Company entered into a purchase agreement (the “LPC Purchase Agreement”), together with a registration rights agreement (the “LPC Registration Rights Agreement”), with Lincoln Park Capital Fund, LLC (“LPC”) effective October 10, 2014.

Under the terms and subject to the conditions of the LPC Purchase Agreement, we have the right to sell to and LPC is obligated to purchase up to $10 million in shares of our common stock subject to certain limitations, from time to time, over the 24-month period commencing on the date that a registration statement, which the Company agreed to file with the Securities and Exchange Commission (the “SEC”) pursuant to the LPC Registration Rights Agreement, is declared effective by the SEC and a final prospectus in connection therewith is filed. We may direct LPC, at its sole discretion and subject to certain conditions, to purchase up to 2,000 shares of common stock on any business day, provided that at least one business day has passed since the most recent purchase, increasing to up to 6,667 shares, depending upon the closing sale price of the common stock (such purchases, “Regular Purchases”). However, in no event shall a Regular Purchase be more than $500,000. The purchase price of shares of common stock related to the future funding will be based on the prevailing market prices of such shares at the time of sales, but in no event will shares be sold to LPC on a day the common stock closing price is less than the floor price as set forth in the LPC Purchase Agreement. In addition, we may direct LPC to purchase additional amounts as accelerated purchases if on the date of a Regular Purchase the closing sale price of the common stock is not below the threshold price as set forth in the LPC Purchase Agreement. In connection with the LPC Purchase Agreement, the Company issued 13,334 shares of common stock to LPC as a fee, and may issue up to 26,667 additional shares of common stock pro rata only if and as the $10 million is funded by LPC. The fair value of the 13,334 issued shares of common stock amounted to $140,000 on the grant date, which was recorded as a stock-based compensation during the year ended February 28, 2015, as the Company did not expect to close an offering with LPC within ninety days of the issuance of these shares.

The LPC Purchase Agreement and the LPC Registration Rights Agreement contain customary representations, warranties, agreements and conditions to completing future sale transactions, indemnification rights and obligations of the parties. The LPC Registration Rights Agreement does not contain any obligation for the Company to make payments to LPC if a registration statement has not been filed with the SEC. We have the right to terminate the LPC Purchase Agreement at any time, at no cost or penalty. Actual sales of shares of common stock to LPC under the LPC Purchase Agreement will depend on a variety of factors to be determined by us from time to time, including, among others, market conditions, the trading price of the common stock and determinations by us as to the appropriate sources of funding for us and our operations. There are no trading volume requirements or restrictions under the LPC Purchase Agreement. LPC has no right to require any sales by us, but is obligated to make purchases from us as it directs in accordance with the LPC Purchase Agreement. LPC has covenanted not to cause or engage in any manner whatsoever, any direct or indirect short selling or hedging of our shares.

The net proceeds under the LPC Purchase Agreement to us will depend on the frequency and prices at which we sell shares of our common stock to LPC. We expect that any proceeds received by us from such sales to LPC under the LPC Purchase Agreement will be used for general corporate purposes and working capital requirements.

As of February 29, 2016, the Company did not file the registration statement in connection with the LPC Registration Rights Agreement, and have not directed any sales of common stock pursuant to the LPC Purchase Agreement.

Common stock financing – the Qualified Financing

During the year ended February 28, 2015, the Company issued 314,269 shares of common stock and 500,000 shares of Series A Convertible Preferred Stock to certain accredited investors that entered into a securities purchase agreement effective June 30, 2014 (the “Qualified Financing Purchase Agreement”), whereby the Company received aggregate gross proceeds of $5,735,427, of which $4,092,427 represents the automatic conversion of outstanding convertible promissory notes with principal amounts totaling $3,357,000 and related interest amounts as referenced in Note 10 below (the “Qualified Financing”). The net proceeds from this transaction amounted to $1,643,000. Included in the net proceeds is the receipt of $100,000 from an investor that was concurrently paid $100,000 for due diligence and legal fees by the Company. $1,000,000 of these proceeds was generated from the sale of marketable securities transferred to the Company by an investor (see Note 12).

During the year ended February 28, 2015, the Company completed a second closing effective July 14, 2014 under the Qualified Financing Purchase Agreement whereby the Company issued 12,546 shares of common stock for an aggregate purchase price of $207,000.

Series A preferred stock financing – the October 2014 Private Placement

During the year ended February 28, 2015, the Company issued 374,257 shares of Series A Convertible Preferred Stock to a certain accredited investor that entered into a securities purchase agreement in exchange for the transfer to the Company of 1,069,305 freely tradable shares of common stock of Quantum Materials Corp. (QTMM), a public reporting company whose shares of common stock are eligible for quotation on the OTCQB, effective October 14, 2014 (the “October 2014 Private Placement”). We recorded the issuance of the Series A Convertible Preferred Stock in connection with the October 2014 Private Placement based on the fair value of the consideration received, which amounted to $256,633. The shares of QTMM were sold by the Company, generating approximately $214,000 of proceeds (see Note 12).

Series B preferred stock financing – the 2014 Series B Private Placement

During the year ended February 28, 2015, the Company entered into a securities purchase agreement effective December 31, 2014 (the “Series B Purchase Agreement”) with a number of new and existing accredited investors (collectively, the “Series B Investors”) pursuant to which it may sell up to $3,492,500 of Series B Preferred Stock convertible into common stock at $8.25 per share in a private placement (the “Series B Private Placement”).  In addition, pursuant to the Series B Purchase Agreement, the Company shall issue series A warrants (the “Series A Warrants”) to purchase up to 317,500 shares of common stock at an initial exercise price per share of $10.50 and issued series B warrants (the “Series B Warrants”) to purchase 30,334 shares of common stock at an initial exercise price per share of $8.25 to the Series B Investors who purchased a minimum of $500,000 of Series B Preferred Stock on or before December 31, 2014. The Series A Warrants and Series B Warrants expire on March 31, 2020.

Pursuant to the initial closing of the Series B Private Placement on December 31, 2014, the Company issued 228.6363 shares of Series B Preferred Stock convertible into 152,426 shares of common stock, Series A Warrants to purchase 114,319 shares of common stock and Series B Warrants to purchase 30,334 shares of common stock for an aggregate purchase price of $1,257,500, of which $65,000 was paid through the conversion of short-term outstanding indebtedness (See Note 10) and $25,000 was paid through the exchange of accrued liabilities due to certain members of our Board of Directors.

In connection with the December 31, 2014 closing of the Series B Private Placement, the placement agent was paid a cash fee of $105,080, including expense allowance, and was issued an aggregate of 9,710 Series A Warrants. On the grant date, the fair value of the placement agent warrants was $46,592, which was recorded as a stock issuance cost. Net proceeds amounted to $1,132,584 after deducting offering expenses to be paid in cash, including the placement agent fees and legal fees.

Series B preferred stock financing – the 2015 Series B Private Placement

During the year ended February 29, 2016, the Company entered into an amended and restated securities purchase agreement (the “A&R Series B Purchase Agreement”) on March 27, 2015 and March 31, 2015 with a number of new and existing Series B Investors, pursuant to which it sold $2,130,750 of Series B Preferred Stock convertible into common stock at $8.25 per share in the Series B Private Placement.  In addition, pursuant to the A&R Series B Purchase Agreement, the Company issued Series A Warrants to purchase up to 193,708 shares of common stock at an initial exercise price per share of $10.50 to the Series B Investors. The Series A Warrants expire on March 31, 2020.

Pursuant to the closings of the Series B Private Placements in March 2015, the Company issued 387.4088 shares of Series B Preferred Stock convertible into 258,281 shares of common stock and Series A Warrants to purchase 193,708 shares of common stock for an aggregate purchase price of $2,130,750, of which $18,000 represents the exchange of stock-based compensation to a consultant that was to be settled in the form of shares of common stock but was actually settled with Series B Preferred Stock and Series A Warrants. As a result of the exchange, the Company recorded an additional $12,695 of stock-based compensation.

In connection with the March 2015 closings of the Series B Private Placement, the placement agents were paid a total cash fee of $147,451 including expense allowances and reimbursements, and were issued an aggregate of 20,668 Series A Warrants. On the grant dates, the fair value of the placement agent warrants amounted to $158,441 and was recorded as a stock issuance cost. Net proceeds amounted to $1,945,244 after deducting offering expenses to be paid in cash, including the placement agent fees and legal fees and other expense.

Accounting for the Series B Preferred Stock

The Company determined the Series B Preferred Stock should be classified as equity as it is not mandatorily redeemable, and there are no unconditional obligations in that (1) the Company must or may settle in a variable number of its equity shares and (2) the monetary value is predominantly (a) fixed, (b) varying with something other than the fair value of the Company’s equity shares or (c) varying inversely in relation to the Company’s equity shares.

Because the Series B Preferred Stock contain certain embedded features that could affect the ultimate settlement of the Series B Preferred Stock, the Company analyzed the instrument for embedded derivatives that require bifurcation. The Company’s analysis began with determining whether the Series B Preferred Stock is more akin to equity or debt.  The Company evaluated the following criteria/features in this determination: redemption, voting rights, collateral requirements, covenant provisions, creditor and liquidation rights, dividends, conversion rights and exchange rights. The Company determined that the preponderance of evidence suggests the Series B Preferred Stock was more akin to equity than to debt when evaluating the economic characteristics and risks of the entire Series B Preferred Stock, including the embedded features. The Company then evaluated the embedded features to determine whether their economic characteristics and risks were clearly and closely related to the economic characteristics and risks of the Series B Preferred Stock. Since the Series B Preferred Stock was determined to be more akin to equity than debt, and the underlying that causes the value of the embedded features to fluctuate would be the value of the Company’s common stock, the embedded features were considered clearly and closely related to the Series B Preferred Stock. As a result, the embedded features would not need to be bifurcated from the Series B Preferred Stock.

Any beneficial conversion features related to the exercise of the Most Favored Nation exchange right or the application of the Mandatory Conversion provision will be recognized upon the occurrence of the contingent events based on its intrinsic value at the commitment date.

Accounting for the Series B Warrants

The Series B Warrants issued in the Series B Private Placement contain an adjustment clause affecting the exercise price of the Series B Warrants, which may be reduced if the Company issues shares of common stock or convertible securities at a price below the then-current exercise price of the Series B Warrants. As a result, we determined that the Series B Warrants were not indexed to the Company’s common stock and therefore should be recorded as a derivative liability, based on their fair value at the time of issuance. The fair value of Series B Warrants will be re-measured at each reporting period, and any resultant changes in fair value will be recorded in the Company’s Consolidated Statement of Operations.

Accounting for the Series A Warrants

The Company concluded the freestanding Series A Warrants did not contain any provision that would require liability classification and therefore should be classified in stockholder’s equity, based on their relative fair value.

Allocation of Proceeds of the 2014 Series B Private Placement

For the year ended February 28, 2015, the $1,257,500 proceeds of the Series B Private Placement were allocated first to the Series B Warrants based on their fair value, and then to the Series B Preferred Stock and Series A Warrant instruments based on their relative fair values. A Monte Carlo simulation approach was used to determine the fair value of the Series B Warrants at issuance, which was $154,700 (see Note 13 for inputs to the Monte Carlo simulation). The remaining proceeds of $1,102,800 were then allocated between the Series B Preferred Stock and the Series A Warrants, based on the relative fair value.

The Series B Preferred Stocks were valued on an as-if-converted basis based on the underlying Common Stock.  The Series A Warrants were valued using the Black-Scholes model with the following input at the time of issuance: expected term of 5.25 years based on their contractual life, volatility of 123% based on the Company’s historical volatility and risk free rate of 1.65% based on the rate of the 5-years U.S. treasury bill.

After allocation of the proceeds, the effective conversion price of the Series B Preferred Stock was determined to be beneficial and, as a result, the Company recorded a deemed dividend of $225,296 equal to the intrinsic value of the beneficial conversion feature.

Allocation of Proceeds of the 2015 Series B Private Placement

For the year ended February 29, 2016, the $2,130,750 proceeds from the Series B Private Placement on March 27, 2015 and March 31, 2015 were allocated to the Series B Preferred Stock and Series A Warrant instruments based on their relative fair values.

The Series B Preferred Stock was valued on an as-if-converted basis based on the underlying common stock.  The Series A Warrants were valued using the Black-Scholes model with the following weighted-average input at the time of issuance: expected term of 5.0 years based on their contractual life, volatility of 125% based on the Company’s historical volatility and risk free rate of 1.4% based on the rate of the 5-years U.S. treasury bill.

After allocation of the proceeds, the effective conversion price of the Series B Preferred Stock was determined to be beneficial and, as a result, the Company recorded a non-cash deemed dividend of $1,067,491 equal to the intrinsic value of the beneficial conversion feature.

The Series B Registration Rights Agreement

In connection with the closing of the Series B Private Placement, the Company entered into a registration rights agreement (the “Series B Registration Rights Agreement”) with all the Series B Investors, in which the Company agreed to file a registration statement (the “Registration Statement”) with the Securities and Exchange Commission ("SEC") to register for resale the shares of common stock underlying the Series B Preferred Stock, the Series A Warrants and the Series B Warrants within 30 calendar days of the final closing date of March 31, 2015 (the “Filing Date”), and to have the registration statement declared effective within 120 calendar days of the Filing Date.

If the Registration Statement has not been filed with the SEC on or before the Filing Date, the Company shall, on the business day immediately following the Filing Date, and each 15th day thereafter, make a payment to the Series B Investors as partial liquidated damages for such delay (together, the “Late Registration Payments”) equal to 2.0% of the purchase price paid for the Series B Preferred Stock then owned by the Series B Investors for the initial 15 day period and 1.0% of the purchase price for each subsequent 15 day period until the Registration Statement is filed with the SEC. Late Registration Payments will be prorated on a daily basis during each 15 day period and will be paid to the Series B Investors by wire transfer or check within five business days after the end of each 15 day period following the Filing Date.

The Company filed the Registration Statement on Form S-1 with the SEC on April 10, 2015 and the Registration Statement was declared effective on July 29, 2015. As a result, no penalty was incurred.

Deferred Offering Costs

During the year ended February 29, 2016, the Company incurred approximately $171,386 of incremental costs in connection with a public offering of the Company’s common stock that was aborted.  These costs have been charged to expense.